Shareholders’ equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders’ equity

Note 12 – Shareholders’ equity

Class A and B Ordinary shares

The Company is authorized to issue 90,000,000 shares of Class A Ordinary Shares of par value $0.0005 each and 10,000,000 shares of Class B Ordinary Shares of par value $0.0005 each.

Holders of our Class A Ordinary Shares and Class B Ordinary Shares will have the same rights except for voting and conversion rights. Except for any resolutions to be passed for the purpose of extending the five-year period from the date of issuance of the relevant Class B ordinary shares (subject to any extension) following which such Class B Ordinary Shares shall be automatically and immediately converted into an equal number of Class A Ordinary shares (“Class B Validity Period”), each Class A Ordinary Share shall entitle the holder thereof to one vote on all matters subject to vote at our general meetings and each Class B Ordinary Share shall entitle the holder thereof to five votes on all matters subject to vote at our general meetings. In relation to any resolutions to be passed for the purpose of extending the Class B Validity Period, each Class A Ordinary Share shall entitle the holder thereof to one vote and each Class B Ordinary Share shall entitle the holder thereof to one vote.

Class B Ordinary Shares shall be automatically and immediately converted into an equal number of Class A Ordinary Shares upon (i) the expiration of the Class B Validity Period, and (ii) the transfer of Class B Ordinary Shares. Class A Ordinary Shares are not convertible into Class B Ordinary Shares under any circumstances.

No Class B Ordinary Share shall be transferred within the first two years from the date of its issuance unless prior written consent from all the Directors is obtained. Upon any transfer of Class B Ordinary Shares, such Class B Ordinary Shares shall be converted automatically to Class A Ordinary Shares. Class B Ordinary Shares are valid for 5 years from the date of issuance (the “Class B Validity Period”), after which the Class B Ordinary Shares shall automatically be converted into Class A Ordinary Shares. The Class B Validity Period may be extended for periods of 3 years (the “Extension”). Any Extension must be approved by both the holders of Class A Ordinary Shares and Class B Ordinary Shares by way of an ordinary resolution.

On September 30, 2025, the Company closed of its initial public offering of an aggregate of 3,000,000 Class A ordinary shares at a public offering price of $4.00 per share for aggregate gross proceeds of $12.0 million, prior to deducting underwriting discounts and other offering expenses.

As of June 30, 2026 and December 31, 2025, the Company had 25,642,538 Class A Ordinary Shares issued and outstanding.

As of June 30, 2026 and December 31, 2025, the Company had 4,780,575 Class B Ordinary Shares issued and outstanding.

Warrants

In January 2025, a batch of 4,527,387 warrants were cancelled and reissued with expiry dates of between March 4, 2026 and December 19, 2027, and exercise price of between US$1.497 and US$2.074. A second batch of 251,608 warrants was cancelled and reissued with exercise price of US$2.60 and expiry date of June 30, 2027 with an additional 170,161 warrants being issued as the previous warrants number were being estimated based upon the estimated IPO price of US$4.75, the midpoint of the estimated proposed IPO price range of $4.00 and $5.50 per share. The Company accounts for these cancellation and reissued warrants as modification of a freestanding equity-classified of warrants as an exchange of the original instrument for a new instrument that is not related to a financing transaction and recognized approximately US$1.2 million of the incremental fair value of the outstanding warrants as a dividend in accordance with ASC 815.

In January 2025, a total of 164,713 warrants were exercised to subscribe for 164,713 Class A Ordinary Shares for a total consideration of approximately US$0.2 million.

In June 2025, a total of 100,000 warrants were issued as part of the consideration of the issuance of short-term third-party loans (see Note 8). The total consideration of the fair value of the warrants amounted to approximately US$0.2 million and recognized as debt discount to the short-term third-party loans and credited to additional paid-in capital.

During the six months ended June 30, 2026, 2,035,275 outstanding warrants expired without being exercised, resulting in their cancellation.

The summary of warrant’s activity is as follows:

	Warrants Outstanding	Warrants Exercisable	Class A Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
				US$
December 31, 2025	4,949,156	4,949,156	4,949,156	$1.65	1.38
Granted	-	-	-	$-	-
Expired	(2,035,275)	(2,035,275)	(2,035,275)	$1.55	-
Exercised	-	-	-	$-	-
June 30, 2026	2,913,881	2,913,881	2,913,881	$1.72	0.65

December 31, 2024	4,943,608	4,943,608	4,943,608	$1.73	0.59
Granted	4,949,156	4,949,156	4,949,156	$1.65	1.85
Expired	(4,778,995)	(4,778,995)	(4,778,995)	$1.73	-
Exercised	(164,713)	(164,713)	(164,713)	$1.23	-
June 30, 2025	4,949,156	4,949,156	4,949,156	$1.65	1.38